Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Summary of Reconciliation for Basic and Diluted Loss Per Share
The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended December 31, 2020 and 2019:

(in thousands, except per share data)	2020	2019
Basic and diluted loss per share
Net loss attributable to Cresco Labs Inc. shareholders	$(81,925)	$(43,201)
Weighted-average number of shares outstanding	210,466	118,318

Loss per share – basic and diluted	$(0.39)	$(0.37)